Significant Risks (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Significant Risks [Line Items]
Deposits cash (in Dollars)	$ 7,885,624	$ 8,938,202
Intangible assets	64,268	63,891		$ 64,268	$ 500,000
Allowance for expected credit losses (in Dollars)	$ 105,920	$ 7,668
Hong Kong [Member]
Significant Risks [Line Items]
Intangible assets				$ 102,829	$ 800,000
Customer Concentration Risk [Member] | One Counterpartie [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	54.00%	28.00%	20.00%
Customer Concentration Risk [Member] | One Counterpartie [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	37.00%	39.00%
Customer Concentration Risk [Member] | Two counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	31.00%	14.00%	12.00%
Customer Concentration Risk [Member] | Two counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	23.00%	30.00%
Customer Concentration Risk [Member] | Three counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted		11.00%	10.00%
Customer Concentration Risk [Member] | Three counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	10.00%	11.00%